Related parties - Liabilities to own pension funds (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 254	SFr 331
Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 254	SFr 331